EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE
EARNINGS PER SHARE
17. EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated as follows:

	For the years ended December 31,
	2015	2016	2017
Numerator:
Net income from continuing operations	$20,213,270	$94,482	$3,199,831
Net income/(loss) from discontinued operations	(25,288,392)	(34,792,733)	31,257,707
Total net income/(loss)	(5,075,122)	(34,698,251)	34,457,538

Net income from continuing operations	20,213,270	94,482	3,199,831
Dilutive effects of convertible notes and warrants	-	-	-
Numerator for diluted income per share for continuing operations	20,213,270	94,482	3,199,831

Numerator for diluted income/(loss) per share for discontinued operations	(25,288,392)	(34,792,733)	31,257,707

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	204,085,041	202,229,767	246,899,286
Dilutive effects of share options, RSUs and warrants	137,500	174,137	6,003
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	204,222,541	202,403,904	246,905,289
Continuing operations:
Basic earnings per share from continuing operations	0.10	0.00	0.01
Diluted earnings per share from continuing operations	0.10	0.00	0.01
Discontinued operations
Basic earnings/(loss) per share from discontinued operations	(0.12)	(0.17)	0.13
Diluted earnings/(loss) per share from discontinued operations	(0.12)	(0.17)	0.13

The Company issues ordinary shares to its share depository bank which will be used to settle stock option awards upon their exercise. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company. As of December 31,2016 and 2017 , there are 488,100 and 348,100 ordinary shares, respectively, are legally issued to the share depository bank but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share.

As the Company reports discontinued operations in the periods presented, the Company uses income from continuing operations as the control number in determining whether those potential common shares are dilutive or antidilutive. That is, the same number of potential common shares used in computing the diluted per-share amount for income from continuing operations shall be used in computing all other reported diluted per-share amounts even if those amounts will be antidilutive to their respective basic per-share amounts.